Assets subject to lien and assets acquired through foreclosures - Details of securities loned (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise	₩ 414,069	₩ 639,721
Korean treasury and government bonds and others
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise	₩ 98,535	₩ 100,345
Description of nature of transferred financial assets that are not derecognised in their entirety	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period, and therefore the Group did not derecognize from the consolidated financial statements.	Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period, and therefore the Group did not derecognize from the consolidated financial statements.
Loaned to	Korea Securities Finance Corporation	Korea Securities Finance Corporation